                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [ ]; Amendment Number: _______________
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bain Capital Investors, LLC*
Address: 111 Huntington Avenue
         Boston, Massachusetts 02199

Form 13F File Number: 28-11185

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Michael F. Goss
Title: Managing Director and Chief Operating Officer
Phone: (617) 516-2000

Signature, Place, and Date of Signing:

  /s/ Michael F. Goss              Boston, MA                 11/14/07
------------------------  ---------------------------    -------------------
      [Signature]                 [City, State]                [Date]

* Bain Capital Investors, LLC is the (i) general partner of Bain Capital Partners VI, L.P., which is the general partner of each of Bain Capital Fund VI, L.P. and Bain Capital VI Coinvestment Fund, L.P., (ii) general partner of Bain Capital Partners VII, L.P., which is the general partner of Bain Capital VII Coinvestment Fund, L.P., which is the manager of Bain Capital VII Coinvestment Fund, LLC, (iii) administrative member of Bain Capital Integral Investors, LLC, and (vi) general partner of Bain Capital Integral Investors II, L.P.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number      Name

28-______

[Repeat as necessary.]

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      8

Form 13F Information Table Entry Total: 8

Form 13F Information Table Value Total: 1,983,465
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

       No. Form 13F File Number Name
       --- -------------------- ----------------------------------------
        1        28-11209       Bain Capital VI Coinvestment Fund, L.P.

        2        28-11662       Bain Capital VII Coinvestment Fund, LLC

        3        28-11661       Bain Capital VII Coinvestment Fund, L.P.

        4        28-11264       Bain Capital Fund VI, L.P.

        5        28-11659       Bain Capital Integral Investors, LLC

        6        28-11188       Bain Capital Partners VI, L.P.

        7        28-11660       Bain Capital Partners VII, L.P.

        8        28-12292       Bain Capital Integral Investors II, L.P.

                          Bain Capital Investors, LLC
                   Form 13F Information Table as of 9/30/07

Column 1              Column 2    Column 3   Column 4      Column 5  Column 6  Column 7     Column 8
--------           -------------- --------- ----------     -------- ---------- -------- ----------------
                                                                                        Voting Authority
                                            Shares or       Value   Investment  Other   ----------------
Name of Issuer     Title of Class  Cusip    Prn Amount     (x$1000) Discretion Managers Sole Shared None
--------------     -------------- --------- ----------     -------- ---------- -------- ---- ------ ----
BURGER KING HLDGS
  INC.............      COM       121208201 25,274,221 SH  644,240     Sole              X
DOMINOS PIZZA INC.      COM       25754A201 15,483,091 SH  256,864     Sole              X
INNOPHOS HOLDINGS
  INC.............      COM       45774N108 10,088,040 SH  153,742     Sole              X
SMTC CORP.........    COM NEW     832682207    640,368 SH    1,518     Sole              X
TALEO CORP........      CL A      87424N104    293,987 SH    7,470     Sole              X
VONAGE HLDGS CORP.      COM       92886T201    247,371 SH      255     Sole              X
WARNER CHILCOTT
  LIMITED.........    COM CL A    G9435N108 38,045,414 SH  676,067     Sole              X
WARNER MUSIC GROUP
  CORP............      COM       934550104 24,090,064 SH  243,310     Sole              X